Fair Value of Financial Instruments - Schedule of Financial Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Estimated Fair Value	$ 490,967	$ 68,990
Total	643,941	134,731
Liabilities:
Derivative liability	0	70,870
Warrant liability	0	39,670
Fair Value, Recurring
Liabilities:
Total	0	110,540
Fair Value, Recurring | Level 1
Assets:
Short-term investments	330,053	68,990
Fair Value, Recurring | Level 2 | Corporate debt securities
Assets:
Estimated Fair Value	160,914	0
Fair Value, Recurring | Level 3
Liabilities:
Derivative liability	0	70,870
Warrant liability	0	39,670
Money market funds | Fair Value, Recurring | Level 1
Assets:
Cash equivalents	102,978	744
U.S. Treasury securities | Fair Value, Recurring | Level 1
Assets:
Cash equivalents	$ 49,996	$ 64,997